As filed with the Securities and Exchange Commission on November 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21079

AIP Alternative Strategies Funds
(Exact name of registrant as specified in charter)

600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

AIP Alternative Strategies Fund
Alpha Hedged Strategies Fund
Schedule of Investments ― September 30, 2008 (Unaudited)

	Shares	Value
UNDERLYING FUNDS TRUST - 120.86%
The Arbitrage-1 Portfolio (Convertible Bond)	6,443,824	$60,571,948
The Arbitrage-2 Portfolio (Fixed Income)	7,799,024	66,759,646
The Deep Value Hedged Income-1 Portfolio	7,683,065	63,692,612
The Distressed Securities & Special Situations-1 Portfolio	9,243,151	73,113,322
The Energy & Natural Resources-1 Portfolio (a)	5,244,069	34,768,175
The Equity Options Overlay-1 Portfolio	4,670,767	42,457,269
The Global Hedged Income-1 Portfolio	7,258,393	63,873,863
The Long/Short Equity―Deep Discount Value-1 Portfolio	3,464,491	25,221,497
The Long/Short Equity―Earnings Revision-1 Portfolio	4,318,013	52,420,682
The Long/Short Equity―Global-1 Portfolio	2,713,051	22,274,151
The Long/Short Equity―Growth-1 Portfolio (a)	2,784,215	21,772,561
The Long/Short Equity―Healthcare/Biotech-1 Portfolio	2,678,817	23,011,035
The Long/Short Equity―International-1 Portfolio	3,238,616	29,147,540
The Long/Short Equity―Momentum-1 Portfolio	7,069,605	68,363,085
The Long/Short Equity―REIT-1 Portfolio	4,189,337	45,454,302
The Merger Arbitrage-1 Portfolio	3,892,418	36,939,048
TOTAL UNDERLYING FUNDS TRUST (Cost $796,572,747)		729,840,736

	Principal
	Amount
REPURCHASE AGREEMENTS - 6.17%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $37,294,703 (b)	$37,293,771	37,293,771
TOTAL REPURCHASE AGREEMENTS (Cost $37,293,771)		37,293,771

Total Investments (Cost $833,866,518) (c) - 127.03%		$767,134,507
Liabilities in Excess of Other Assets - (27.03)%		(163,240,797)
TOTAL NET ASSETS - 100.00%		$603,893,710

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$837,433,091
Gross unrealized appreciation	19,818,409
Gross unrealized depreciation	(90,116,993)
Net unrealized depreciation	($70,298,584)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ —	$ —
Level 2 - Other significant observable inputs	767,134,507	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 767,134,507	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

AIP Alternative Strategies Fund
Beta Hedged Strategies Fund
Schedule of Investments ― September 30, 2008 (Unaudited)

	Shares	Value
UNDERLYING FUNDS TRUST - 140.59%
The Arbitrage-2 Portfolio (Fixed Income)	255,377	$2,186,023
The Deep Value Hedged Income-1 Portfolio	150,738	1,249,618
The Distressed Securities & Special Situations-1 Portfolio	67,215	531,670
The Energy & Natural Resources-1 Portfolio (a)	197,173	1,307,254
The Equity Options Overlay-1 Portfolio	78,905	717,242
The Global Hedged Income-1 Portfolio	236,877	2,084,515
The Long/Short Equity―Deep Discount Value-1 Portfolio	42,639	310,408
The Long/Short Equity―Global-1 Portfolio	84,808	696,278
The Long/Short Equity―Growth-1 Portfolio (a)	108,032	844,807
The Long/Short Equity―International-1 Portfolio	87,650	788,846
The Long/Short Equity―Momentum-1 Portfolio	255,230	2,468,078
The Merger Arbitrage-1 Portfolio	115,510	1,096,187
TOTAL UNDERLYING FUNDS TRUST (Cost $16,401,773)		14,280,926

	Principal
	Amount
REPURCHASE AGREEMENTS - 10.83%
J.P. Morgan
0.900%, dated 9/30/2008, due 10/01/2008,
repurchase price $1,099,975 (b)	$1,099,947	1,099,947
TOTAL REPURCHASE AGREEMENTS (Cost $1,099,947)		1,099,947

Total Investments (Cost $17,501,720) (c) - 151.42%		$15,380,873
Liabilities in Excess of Other Assets - (51.42)%		(5,223,401)
TOTAL NET ASSETS - 100.00%		$10,157,472

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$17,483,668
Gross unrealized appreciation	41,854
Gross unrealized depreciation	(2,144,649)
Net unrealized depreciation	($2,102,795)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ —	$ —
Level 2 - Other significant observable inputs	15,380,873	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 15,380,873	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written Options and Short Sales are noted at value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    AIP Alternative Strategies Funds

By (Signature and Title)    /s/Lee Schultheis
Lee Schultheis, President

Date    November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Lee Schultheis
Lee Schultheis, President

Date    November 28, 2008

By (Signature and Title)*    /s/Stephen G. Bondi
Stephen G. Bondi, Treasurer and Chief Financial Officer

Date    November 28, 2008

* Print the name and title of each signing officer under his or her signature.